Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2021

	Shares	Value	Ticker	Total Cost
Bonds & Corporate Bond Trust Certificated - 9.16%

Baby Bonds - 6.74%
Great Ajax Corp., 7.250%, Convertible Senior Notes, 04/30/2024	15,000	394,050	AJXA	374,054.30
Eagle Point Credit Co., Inc., 6.6875%, Notes 04/30/2028	20,000	505,800	ECCX	497,698.89
Oxford Square Capital Corp., 6.250%, Notes 2026	20,000	517,100	OXSQZ	479,323.45
B. Riley Financial, Inc., 6.375%, Senior Notes	5,000	130,000	RILYM	117,140.50
Scorpio Tankers, Inc., 7.000%, Senior Notes due 2025	20,000	497,000	SBBA	488,956.75
		2,043,950		1,957,174

Government Bond - 2.43%
United States Treasury, 1.25%, 08/15/2031	500,000	487,266	91282CCS8	490,546.88
United States Treasury, 1.25%. 09/30/2028	250,000	248,750	91282CCY5	248,437.50
		736,016		738,984

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $2,696,158)		2,779,966		2,696,158

Investment Companies - 6.47%

Bond Shares of Beneficial Interest - 1.96%
Aberdeen Asia-Pacific Income Fund, Inc.	50,000	207,500	FAX	153,479.34
Special Opportunities Fund, Inc.	25,204	387,385	SPE	321,772.70
		594,885		475,252

Direct Trust - 0.1%
Ecc 7.75% 10/30/26	1,195	30,759	ECCB	30,361.97
		30,759		30,361.97

Direct Trust Ceretificates - 0.71%
Affiliated Managers Group 5.875% 03/30/59	8,000	214,560	MGR	197,453.20
		214,560		197,453.20

Senior Securities - 3.8%
AllianzGI Convertible & Income Fund II, 5.500%, Series A	22,500	593,100	NCZ A	554,266.28
The Gabelli Global Utility & Income Trust, 7.000%, Series B	11,000	560,670	GLU B	573,202.70
		1,153,770		1,127,468.98

TOTAL INVESTMENT COMPANIES (Cost $1,830,536)		1,993,974		1,830,536

Traditional Preferred - 64.53%
Affiliated Managers Group, 4.200%, 09/30/2061	10,000	246,000	MGRD	250,000.00
Affiliated Managers Group, Inc., 4.750%, Junior Subordinated Notes	5,000	129,850	MGRB	124,850.00
Agnc 6.125%	20,000	504,800	AGNCP	497,014.35
AGNC Investment Corp., 6.875%, Preferred Series D	20,000	515,600	AGNCM	504,026.09
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	20,000	516,800	NLY F	488,778.35
Arbor Realty Trust Inc., 6.375% 06/02/2026	10,000	255,000	ABR D	249,800.00
Aspen Insurance Holdings Ltd., 5.625%, Perpetual Non-Cumulative Preference Shares	8,000	218,720	AHL D	199,488.58
Aspen Insurance Holdings Ltd., Depositary Shares, 5.625%, Perpetual Non-Cumulative Preference Shares	4,000	105,040	AHL E	99,218.00
Athene Holding Ltd., Depositary Shares, 5.625%, Fixed Rate Perpetual Non-Cumulative Preference Shares, Series B	7,000	189,700	ATH B	178,420.83
Bank of America Corp., Depositary shares, 5.000%, Non-Cumulative Preferred Stock, Series LL	6,500	173,875	BAC N	161,236.40
Bank of America Corporation 4.125% 02/02/26	6,000	154,260	BAC P	150,000.00
Bank of Hawaii Corp., 4.375% 08/01/2026 Perp.	2,500	63,825	BOH A	62,500.00
Brookfield Infrastructure Partners LP, 5.125%, Class A Preferred Limited Partnership Units, Series 13	10,000	255,500	BIP A	251,820.31
Brookfield Property Part 5.750% 03/31/2025 Perp.	10,000	234,700	BPYPN	248,522.04
Carlyle Finance LLC., 4.625% 05/15/2061	5,000	128,100	CGABL	123,500.00
Charles Schwab Corp., 4.45% 06/01/2026 Perp.	10,000	262,000	SCHW J	250,200.00
Citizens Financial Group, Inc., Depositary Shares, 5.000%, Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series E	12,000	317,160	CFG E	273,666.72
Compass Diversified Holdings, 7.875%, Series C, Cumulative Preferred Shares	17,500	469,000	CODI C	413,978.25
Customers Bancorp Inc. 6.45% 06/15/2021 Perp.	3,235	81,971	CUBI E	80,838.81
DTE Energy Co., 5.25%, Pfd	10,000	258,300	DTW	258,675.01
DTE Energy Co., Series G, 4.375%, Junior Subordinated Debentures	5,000	127,500	DTB	125,000.00
Energy Transfer Operating, LP, Series E, 7.600%, Fixed-to-Floating Rate Cumulati	20,000	507,200	ET E	439,852.65
Equitable Holdings, Inc., 5.250%, Depositary Shares	9,000	243,270	EQH A	224,337.60
Federal Agricultural Mortgage Corporation, 4.875% 07/17/2026	10,000	259,900	AGM G	249,000.00
Federal Agricultural Mortgage Corporation, 5.750% 07/17/2025 Perp.	15,000	405,900	AGM E	399,000.00
Fifth Third Bancorp, 3.260%, 12/31/2021 Perp.	500,000	499,747	316773CR9	499,250.00
First Republic Bank, 4.000%, 08/30/2026	4,200	102,144	FRC M	105,000.00
Ford Motor Co., 6.200%, Notes 06/01/2059	10,000	266,600	F B	253,266.50
Fortress Transportation and Infrastructure Investors LLC, 8.000%, Fixed to Floating Rate, Series B Cumulative Perpetual Redeemable Preferred Shares, 12/15/2024	15,000	397,500	FTAI B	354,141.45
Fortress Transportation and Infrastructure Investors LLC, 8.250%, Fixed to Floating Rate, Series A Cumulative Perpetual Redeemable Preferred Shares, 09/15/2024	10,000	268,500	FTAI A	232,781.75
GasLog LP, 8.750%, Series A, Cumulative Redeemable Perpetual Preference Shares, 01/04/2021	15,000	378,450	GLOG A	338,769.22
Golar LNG Partners LP. 8.750%, 10/31/2022 Perp.	20,000	479,800	GMLPF	484,563.75
Gladstone Investment Cor., 4.875%	20,000	535,400	GAINZ.O	500,000.00
Global Net Lease, Inc., 6.875%, Series B, Cumulative Redeemable Perpetual Preferred Stock	25,000	697,500	GNL B	596,315.35
Globe Life Inc. 4.250% 06/15/2061	2,500	63,675	GL D	62,500.00
Highland Income Fund, 5.375%, Series A, Cumulative Preferred Shares	22,500	582,750	HFRO A	551,626.34
Huntington Bancshares, 4.5%, Perpetual Non-Cumulative Preference Share 04/15/202	10,000	255,500	HBANP	248,545.00
JP Morgan Chase and Co. Float Perpetual	250,000	251,368	46625HHA1	249,687.50
JPMorgan Chase & Co. 4.55% 06/01/2026 Perp.	10,000	261,000	JPM K	249,500.00
KKR Group Financial Co. IX LLC, 4.625% 04/01/2026	5,000	130,700	KKRS	125,000.00
MainStreet Bancshares, Inc., 7.500%, Depositary Shares	6,500	173,252	MNSBP	162,500.00
Morgan Stanley Depositary Shares, 4.875%, Non-Cumulative Preferred Stock, Series L	8,200	221,400	MS-L	200,932.80
New Residential Investment Corp., 7.125%, Series B, Fixed-to-Floating Rate, Cumulative Redeemable Preferred Stock	23,000	579,370	NRZ B	461,211.70
Oaktree Capital Group, LLC, 6.550%, Series B, Preferred Units	11,000	295,350	OAK B	269,049.55
OFS Credit Company, 6.125% 04/30/2023	10,000	251,500	OCCIO	249,200.00
Oxford Lane Capital Corp., 6.250%, Series 2027, Term Preferred Shares	20,000	507,000	OXLCP	495,151.90
Partnerre Ltd. 4.875% 03/15/2026 Perp.	5,000	133,950	PRE J	124,800.00
PennantPark Investment Corp., 5.500%, Notes due 2024	24,000	608,640	PNNTG	513,866.00
PennyMac Mortgage Investment Trust	15,000	380,400	PMT-C.N	372,600.00
Priority Income Fund, Inc., 6.375%, Series E Preferred Stock due 2024	20,000	500,638	PRIF E	485,507.10
Priority Income, 6.125% 06/30/2028	19,400	485,194	PRIF I	484,079.25
Ready Capital Corp., 6.500% 06/30/2026 Perp.	3,000	75,600	RC E	75,000.00
Regions Financial Corp. 4.45% 06/15/2026 Perp.	5,000	130,050	RF E	124,950.00
Regions Financial Corp., 5.700%, Fixed to Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C	8,000	227,360	RF C	198,764.80
Signature Bank Depositary Shares, 5.000%, Noncumulative Perpetual Series A, Preferred Stock, 12/30/2025	5,000	130,500	SBNYP	124,500.00
So 5.250% 10/01/76	20,000	500,200	SOJB	506,950.00
The Southern Co., Series 2020A, 4.950%, Junior Subordinated Notes due 01/30/2080	6,500	171,925	SOJD	161,883.80
TriState Capital Holdings, Inc., Depositary Shares, 6.375%, Fixed to Floating Rate, Series B Non-Cumulative Perpetual Preferred Stock	11,000	291,500	TSCBP	254,361.57
Triton International Ltd., 5.750%	20,000	519,800	TRTN-E.N	498,800.00
Truist Financial Corp., Depositary Shares, 4.750%, Series R, Non-Cumulative Perpetual Preferred Stock	8,000	212,400	TFC R	202,448.80
USB Float 3.5% Perpetual	250,000	246,642	91731KAA8	249,215.28
W.R. Berkley Corp., 4.250%, Subordinated Debentures due 2060	5,000	135,600	WRB G	125,000.00
Wells Fargo & Co., 4.375%, 03/15/2026	10,000	255,000	WFC C	246,568.75
WesBanco, Inc., Depositary Shares, 6.750%, Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A	8,000	229,920	WSBCP	207,741.02
Western Alliance BanCorp., Series A, 4,250%, 09/30/2026 Perp.	20,000	519,400	WAL-A	500,000.00
		19,577,195		18,449,753

TOTAL TRADITIONAL PREFERRED (Cost $18,449,753)		19,577,195		18,449,753.17

REIT Senior Securities - 4.76%
Brookfield Property Partners LP, 6.500%, Class A Cumulative Redeemable Perpetual Preferred Units	18,000	454,500	BPYPP	443,372.45
Landmark Infrastructure Partners LP, 7.000%, Series C, Floating/Fixedm Perpetual Convertible Preferred Stock	20,000	513,600	LMRKN	450,936.75
UMH Properties, Inc., 6.375%, Series D Cumulative Redeemable Preferred Stock	18,000	474,840	UMH D	401,463.12
		1,442,940		1,295,772.32

TOTAL REIT SENIOR SECURITIES (Cost $1,295,772)		1,442,940		1,295,772.32

Senior Securities - 1.16%
QVC, Inc. 6.250% Senior Secured	5,500	141,240	QVCC	132,707.20
QVC, Inc. 6.375% Senior Secured	8,000	209,200	QVCD	198,556.90
		350,440		331,264.10

Senior Securities (Convertible Preferred) - 4%
American Electric Power Co., Inc.	7,500	357,525	AEPPL	370,396.70
Becton, Dickinson & Co., 6.000%, Mandatory Convertible Preferred Stock, Series B, 06/01/2023	4,000	215,920	BDXB	221,616.00
Boston Scientific Corp., 5.500%, Mandatory Convertible Preferred Stock, Series A, 06/01/2023	1,500	174,600	BSX A	167,486.25
Bunge Ltd. 4.875% Perpetual	1,500	179,925	BGEPF	168,011.25
Nextera Energy Inc. 6.219% 09/01/23	5,600	286,216	NEE Q	300,453.58
		1,214,186		1,227,963.78

TOTAL SENIOR SECURITIES (Cost $1,559,228)		1,564,626		1,559,227.88

Common Stocks - 5.47%

Capital Markets - 0.65%
Golub Capital BDC, Inc.	12,500	197,625	GBDC	179,639.05
		197,625		179,639

Equity Real Estate Investment Trusts (REITs) - 1.79%
Annaly Capital Management, Inc.	18,000	151,560	NLY	138,695.50
Iron Mountain, Inc.	9,000	391,050	IRM	254,538.48
		542,610		393,234

Insurance - 1.73%
Prudential Financial, Inc.	5,000	526,000	PRU	313,178.85
		526,000		313,179

Energy - 0.71%
Enterprise Products Partners L.P.	10,000	216,400	EPD	203,036.00
		216,400		203,036

Oil, Gas & Consumable Fuels - 0.58%
Exxon Mobil Corp.	3,000	176,460	XOM	153,178.50
		176,460		153,179

COMMON STOCKS (Cost $1,242,266)		1,659,095		1,242,266

Money Market Funds - 4.63%
First American Funds Government Obligation Class Y 0.89%	1,405,760	1,405,760	FGVXX	1,405,760
		1,405,760		1,405,759.98

TOTAL MONEY MARKET FUNDS (Cost $1,405,760)		1,405,760		1,405,759.98

TOTAL INVESTMENTS (Cost $28,479,474) 100.29%		30,423,556	100.29%	28,479,474.19

Liabilities In Excess of Other Assets - -0.29%		(87,491)	-0.29%

TOTAL NET ASSETS - 100.00%		$ 30,336,065	100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2021.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 30,423,556	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 30,423,556	- 0 -